Shareholder's Equity (Details) $ / shares in Units, ¥ in Thousands							12 Months Ended
		Jan. 14, 2025 CNY (¥) shares	Jan. 14, 2025 USD ($) $ / shares shares	Jan. 08, 2025 $ / shares shares	Jun. 06, 2024	Mar. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Shareholder’s Equity [Line Items]
Authorized shares								2,000,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Closing period of initial public offering				45 days
Number of authorized shares								1
Cash dividends (in Yuan Renminbi) | ¥									¥ 205	¥ 55,104
Paid dividends in cash (in Yuan Renminbi)									¥ 16,023	¥ 39,452
Share Reclassification [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Authorized share capital value (in Dollars) | $								$ 50,000,000
Common Stock [Member]
Shareholder’s Equity [Line Items]
Authorized shares												500,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025				$ 0.0001
Shares issued								47,391,376			45,666,376	45,666,376
Forward stock split					one pre-split ordinary share to 4 post-split Ordinary Shares
Common stock, shares outstanding								47,391,376			45,666,376	45,666,376
Underwriting discount		¥ 50,588	$ 7,234,000
Net proceeds		¥ 43,683	$ 6,247,000
Authorized share capital value (in Dollars) | $								$ 50,000,000
Authorized share capital								2,000,000,000
Common Stock [Member] | Share Reclassification [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Shares issued								60,000,000
Authorized share capital								2,000,000,000
VVAX Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Transferred ordinary shares						399,581
Price per share (in Dollars per share) | $ / shares						$ 0.0001
VVAX Holdings Limited [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Shares issued												11,416,594
Transferred ordinary shares						171,249
Price per share (in Dollars per share) | $ / shares						$ 0.0001
Visuccess Holding Limited [Member]
Shareholder’s Equity [Line Items]
Consideration amount (in Dollars) | $						$ 39,960
Securingium Holding Limited [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Shares issued								40,000,000
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized shares	[1]							100,000,000			100,000,000
Common stock par value (in Dollars per share) | $ / shares	[1]							$ 0.000025			$ 0.000025
Shares issued	[1]							40,000,000			40,000,000
Common stock, shares outstanding	[1]							40,000,000			40,000,000
Class B Ordinary Shares [Member] | Share Reclassification [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Shares issued								100,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Authorized shares								60,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Class B Ordinary Shares [Member] | Securingium Holding Limited [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Shares issued								40,000,000
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized shares	[1]							1,900,000,000			1,900,000,000
Common stock par value (in Dollars per share) | $ / shares	[1]							$ 0.000025			$ 0.000025
Shares issued	[1]							7,391,376			5,666,376
Common stock, shares outstanding	[1]							7,391,376			5,666,376
Class A Ordinary Shares [Member] | Share Reclassification [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Shares issued								1,900,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Shares purchases	[2]						1,725,000	1,725,000
Class A Ordinary Shares [Member] | Securingium Holding Limited [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Number ordinary shares issued								1
Maximum [Member]
Shareholder’s Equity [Line Items]
Authorized shares								2,000,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.000025
Minimum [Member]
Shareholder’s Equity [Line Items]
Authorized shares								500,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.0001
IPO [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares				$ 0.000025
Shares issued				1,500,000
Price per share (in Dollars per share) | $ / shares			$ 4	$ 4
Shares purchases		225,000	225,000	225,000

[1]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.
[2]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.